OPERATING LEASE (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operaitng lease costs	¥ 1,742	¥ 2,774
Minimum [Member]
Operating lease, remaining lease term	1 year
Maximum [Member]
Operating lease, remaining lease term	5 years